Offsetting of Financial Assets and Financial Liabilities - Summary of Amounts Not Offset in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	$ 139,445	$ 126,012
Amounts offset in	28,190	22,014
Net amounts presented in balance sheet	111,255	103,998
Impact of master netting agreements	28,930	29,291
Securities received as collateral	71,145	65,977
Cash collateral	3,576	2,903
Net amount	7,604	5,827
Gross amounts	119,285	104,937
Amounts offset in	28,190	22,014
Net amounts presented in balance sheet	91,095	82,923
Impact of master netting agreements	28,930	29,291
Securities pledged as collateral	53,626	46,699
Cash collateral	1,492	1,642
Net amount	7,047	5,291
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	86,635	80,948
Amounts offset in	1,584	5,901
Net amounts presented in balance sheet	85,051	75,047
Impact of master netting agreements	13,355	9,382
Securities received as collateral	70,640	65,044
Net amount	1,056	621
Derivative financial instruments assets 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	52,810	45,064
Amounts offset in	26,606	16,113
Net amounts presented in balance sheet	26,204	28,951
Impact of master netting agreements	15,575	19,909
Securities received as collateral	505	933
Cash collateral	3,576	2,903
Net amount	6,548	5,206
Derivative financial instruments liabilities 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	51,017	43,917
Amounts offset in	26,606	16,113
Net amounts presented in balance sheet	24,411	27,804
Impact of master netting agreements	15,575	19,909
Securities pledged as collateral	555	1,263
Cash collateral	1,492	1,642
Net amount	6,789	4,990
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts	68,268	61,020
Amounts offset in	1,584	5,901
Net amounts presented in balance sheet	66,684	55,119
Impact of master netting agreements	13,355	9,382
Securities pledged as collateral	53,071	45,436
Net amount	$ 258	$ 301